Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Description of Business [Line Items]
Organization and Description of Business

Note 1 — Organization and Description of Business

Description of Business

Nuvve Holding Corp., a Delaware corporation headquartered in San Diego, California (the “Company” or “Nuvve”), was founded on November 10, 2020 under the laws of the state of Delaware. On March 19, 2021, the Company (at the time known as NB Merger Corp.) acquired the outstanding shares of Nuvve Corporation (“Nuvve Corp.”), and the Company changed its name to Nuvve Holding Corp.

Structure of the Company

Nuvve has two wholly owned subsidiaries, Nuvve Corp. and Nuvve Pennsylvania LLC. Nuvve Corp. has four wholly owned subsidiaries: (1) Nuvve Denmark ApS, (“Nuvve Denmark”), a company registered in Denmark, (2) Nuvve SaS, a company registered in France, (3) Nuvve KK (Nuvve Japan), a company registered in Japan, and (4) Nuvve LTD, a company registered in United Kingdom. Nuvve Norway, a company registered in Norway is a branch of Nuvve Denmark.

On August 4, 2021, the Company formed Levo Mobility LLC, a Delaware limited liability company (“Levo”), with Stonepeak Rocket Holdings LP, a Delaware limited partnership (“Stonepeak”), and Evolve Transition Infrastructure LP, a Delaware limited partnership (“Evolve”). Levo is a consolidated entity of the Company. Please see Note 2 for the principles of consolidation.

Levo is a sustainable infrastructure company focused on rapidly advancing the electrification of transportation by funding vehicle-to-grid (“V2G”) enabled Electric Vehicle (“EV”) fleet deployments. Levo utilizes Nuvve’s V2G technology and conditional capital contribution commitments from Stonepeak and Evolve to offer Fleet-as-a-Service (“FaaS”) for school buses, last-mile delivery, ride hailing and ride sharing, municipal services, and more to eliminate the primary barriers to EV fleet adoption including large upfront capital investments and lack of expertise in securing and managing EVs and associated charging infrastructure.

Levo’s turnkey solution simplifies and streamlines electrification, can lower the total cost of EV operation for fleet owners, and supports the grid when the EVs are not in use. For a fixed monthly payment with no upfront cost, Levo will provide the EVs, such as electric school buses, charging infrastructure powered by Nuvve’s V2G platform, EV and charging station maintenance, energy management, and technical advice.

Levo focuses on electrifying school buses, providing associated charging infrastructure, and delivering V2G services to enable safer and healthier transportation for children while supporting carbon dioxide emission reduction, renewable energy integration, and improved grid resiliency.

Note 1 — Organization and Description of Business

(a) Description of Business

Nuvve Holding Corp., a corporation headquartered in San Diego, California (the “Company” or “Nuvve”), formerly known as NB Merger Corp., was founded on November 10, 2020 under the laws of the State of Delaware. On March 19, 2021, the Company (at the time known as NB Merger Corp.) acquired the outstanding shares of Nuvve Corporation (“Nuvve Corp.”), and the Company changed its name to Nuvve Holding Corp. (See Business Combination below).

The Company owns 100% of Nuvve Corporation, a Delaware corporation headquartered in San Diego, California (“Nuvve Corp.”), which was founded on October 18, 2010, to develop and commercialize Vehicle to Grid (“V2G”) technology. Nuvve has developed a proprietary V2G technology, including the Company’s Grid Integrated Vehicle (“GIVe™”) cloud-based software platform, that enables it to link multiple electric vehicle (“EV”) batteries into a virtual power plant (“VPP”) to provide bi-directional energy to the electrical grid in a qualified and secure manner. The VPP can generate revenue by selling or making available to utility companies excess energy when the price is relatively high or buying energy when the price is relatively low. The V2G technology may allow energy users to reduce energy peak consumption and enable utilities to reduce the required internally generated peak demand. This V2G technology was initially developed in 1996 by Dr. Willett Kempton, Ph.D., at the University of Delaware and is now being deployed for commercial use as a part of the management of fleets of electric vehicles, including buses. Nuvve’s technology is patent protected. Nuvve’s first commercial operation was proven in Copenhagen in 2016. Since then, Nuvve has established operations in the United States, the United Kingdom, France, and Denmark. In addition to Nuvve’s algorithms and software, Nuvve provides complete V2G solutions to its customers, including V2G bi-directional chargers which are preconfigured to work with Nuvve’s GIVe platform. The Company’s technology is compatible with several charger manufacturers both in Direct Current (“DC”) (such as CHAdeMO, a DC charging standard for electric vehicles, enabling seamless communication between the vehicle and the charger) and Alternative Current (“AC”) mode.

(b) Structure of the Company

Nuvve has two wholly owned subsidiaries, Nuvve Corp. and Nuvve Pennsylvania LLC. Nuvve Corp. has four wholly owned subsidiaries: (1) Nuvve Denmark ApS, (“Nuvve Denmark”), a company registered in Denmark, (2) Nuvve SaS, a company registered in France, (3) Nuvve KK (Nuvve Japan), a company registered in Japan, and (4) Nuvve LTD, a company registered in United Kingdom. Nuvve Norway, a company registered in Norway is a branch of Nuvve Denmark.

On August 4, 2021, the Company formed Levo Mobility LLC, a Delaware limited liability company (“Levo”), with Stonepeak Rocket Holdings LP, a Delaware limited partnership (“Stonepeak”), and Evolve Transition Infrastructure LP, a Delaware limited partnership (“Evolve”). Levo is a consolidated entity of the Company. Please see Note 2 for the principles of consolidation.

Levo is a sustainable infrastructure company focused on rapidly advancing the electrification of transportation by funding V2G enabled EV fleet deployments. Levo utilizes Nuvve’s V2G technology and committed capital from Stonepeak and Evolve to offer Fleet-as-a-Service (“FaaS”) for school buses, last-mile delivery, ride hailing and ride sharing, municipal services, and more to eliminate the primary barriers to EV fleet adoption including large upfront capital investments and lack of expertise in securing and managing EVs and associated charging infrastructure.

Levo’s turnkey solution simplifies and streamlines electrification, can lower the total cost of EV operation for fleet owners, and supports the grid when the EVs are not in use. For a fixed monthly payment with no upfront cost, Levo will provide the EVs, such as electric school buses, charging infrastructure powered by Nuvve’s V2G platform, EV and charging station maintenance, energy management, and technical advice.

Levo initially focuses on electrifying school buses, providing associated charging infrastructure, and delivering V2G services to enable safer and healthier transportation for children while supporting carbon dioxide emission reduction, renewable energy integration, and improved grid resiliency.